Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Transactions Between Related Parties [Abstract]
Disclosure of Transactions Between Group and Other Related Parties
a.	Related party name and category

Related Party Name	Related Party Category

JANK Howden Pty Ltd	Related party in substance
Others	Key Management Personnel

b.	Loans from related parties

	December 31
Related Party Category/Name	2018	2019
Related party in substance / JANK Howden Pty Ltd	$—	$502,205
Key Management Personnel / Others	—	50,221
	$—	$552,426

Interest payable

	December 31
Related Party Category/Name	2018	2019
Related party in substance / JANK Howden Pty Ltd	$—	$12,500
Key Management Personnel / Others	—	1,250
	$—	$13,750

Interest expense

	For the Year Ended December 31
Related Party Category/Name	2018	2019
Related party in substance / JANK Howden Pty Ltd	$—	$12,337
Key Management Personnel / Others	—	1,234
	$—	$13,571

Schedule of Key Management Personnel Compensation
c.	Compensation of Key Management Personnel

	For the Year Ended December 31
	2017	2018	2019
Short-term employee benefits	$3,203,745	$2,833,520	$2,918,180
Post-employment benefits	125,237	140,474	105,449
Share-based payments	801,701	791,310	29,176
	$4,130,683	$3,765,304	$3,052,805